UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22873

Name of Fund: BlackRock CoRI Funds

BlackRock CoRI 2015 Fund

BlackRock CoRI 2017 Fund

BlackRock CoRI 2019 Fund

BlackRock CoRI 2021 Fund

BlackRock CoRI 2023 Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock CoRI Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock CoRI 2015 Fund
(Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value

Aerospace & Defense — 0.9%
Lockheed Martin Corp., 4.07%, 12/15/42	$10	$10,904
Northrop Grumman Corp., 3.25%, 8/01/23	25	26,135
United Technologies Corp.:
3.10%, 6/01/22	15	15,774
4.50%, 6/01/42	40	46,413

		99,226

Air Freight & Logistics — 0.2%
FedEx Corp., 4.90%, 1/15/34	10	11,690
United Parcel Service, Inc., 6.20%, 1/15/38	5	7,033

		18,723

Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	5	8,036

Banks — 1.3%
BNP Paribas SA, 3.25%, 3/03/23	20	20,972
Fifth Third Bancorp, 8.25%, 3/01/38	10	15,513
Wells Fargo & Co.:
3.50%, 3/08/22	25	26,776
3.45%, 2/13/23	25	25,798
3.30%, 9/09/24	15	15,653
5.38%, 11/02/43	20	24,183
5.61%, 1/15/44	10	12,508
4.65%, 11/04/44	10	11,040

		152,443

Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	10	11,374
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	25	25,017
Diageo Investment Corp., 2.88%, 5/11/22	25	25,733
Molson Coors Brewing Co., 5.00%, 5/01/42	10	11,512
PepsiCo, Inc.:
2.75%, 3/01/23	35	35,676
4.00%, 3/05/42	10	10,465

		119,777

Biotechnology — 0.2%
Amgen, Inc., 6.40%, 2/01/39	15	20,109

Capital Markets — 2.7%
Ameriprise Financial, Inc., 3.70%, 10/15/24	20	21,344
The Bank of New York Mellon Corp., 4.15%, 2/01/21	25	27,922

Corporate Bonds	Par (000)	Value

Capital Markets (concluded)
Credit Suisse USA, Inc., 7.13%, 7/15/32	$15	$21,891
The Goldman Sachs Group, Inc.:
3.63%, 1/22/23	40	41,703
6.13%, 2/15/33	35	44,960
6.75%, 10/01/37	30	39,394
Morgan Stanley:
3.75%, 2/25/23	50	52,741
5.00%, 11/24/25	25	27,498
4.35%, 9/08/26	10	10,464
6.38%, 7/24/42	10	13,615
State Street Corp., 3.70%, 11/20/23	10	10,852

		312,384

Chemicals — 0.8%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,658
5.38%, 3/15/44	10	11,482
The Dow Chemical Co., 7.38%, 11/01/29	5	6,873
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	25,379
Ecolab, Inc., 4.35%, 12/08/21	25	27,887
LYB International Finance BV, 4.88%, 3/15/44	5	5,461
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	5	6,481

		89,221

Commercial Services & Supplies — 0.3%
Republic Services, Inc., 5.25%, 11/15/21	25	29,040

Communications Equipment — 0.3%
Cisco Systems, Inc., 5.90%, 2/15/39	20	26,615
Motorola Solutions, Inc., 4.00%, 9/01/24	10	10,462

		37,077

Consumer Finance — 0.9%
American Express Co., 4.05%, 12/03/42	10	10,639
Capital One Financial Corp., 3.50%, 6/15/23	25	25,975
HSBC Finance Corp., 6.68%, 1/15/21	25	30,295
John Deere Capital Corp., 2.80%, 1/27/23	10	10,330

BLACKROCK CORI FUNDS	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund
(Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value

Consumer Finance (concluded)
MasterCard, Inc., 3.38%, 4/01/24	$25	$26,697

		103,936

Diversified Financial Services — 5.5%
Bank of America Corp.:
5.63%, 7/01/20	25	29,009
3.30%, 1/11/23	45	45,980
4.13%, 1/22/24	25	27,095
4.25%, 10/22/26	20	20,768
5.00%, 1/21/44	20	23,698
4.88%, 4/01/44	15	17,619
Citigroup, Inc.:
3.88%, 10/25/23	25	26,609
5.50%, 9/13/25	25	28,285
4.30%, 11/20/26	30	30,925
8.13%, 7/15/39	15	23,299
6.68%, 9/13/43	10	13,369
General Electric Capital Corp.:
3.10%, 1/09/23	50	51,782
6.75%, 3/15/32	50	70,503
5.88%, 1/14/38	5	6,629
6.88%, 1/10/39	15	22,221
JPMorgan Chase & Co.:
4.50%, 1/24/22	75	83,529
3.38%, 5/01/23	25	24,920
6.40%, 5/15/38	25	34,429
5.63%, 8/16/43	20	24,311
Morgan Stanley, 3.70%, 10/23/24	25	26,337
Northern Trust Corp., 3.95%, 10/30/25	10	10,876

		642,193

Diversified Telecommunication Services — 3.0%
AT&T, Inc.:
3.00%, 2/15/22	25	25,350
6.30%, 1/15/38	25	31,416
5.35%, 9/01/40	15	16,813
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	13,925
Verizon Communications, Inc.:
4.50%, 9/15/20	25	27,587
5.15%, 9/15/23	50	57,330
6.40%, 9/15/33	65	84,074
6.55%, 9/15/43	40	54,034
4.86%, 8/21/46 (a)	40	43,894

		354,423

Electric Utilities — 1.3%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	15	20,289
Duke Energy Florida, Inc., 6.40%, 6/15/38	20	29,679

Corporate Bonds	Par (000)	Value

Electric Utilities (concluded)
Exelon Generation Co. LLC, 6.25%, 10/01/39	$10	$12,616
Georgia Power Co., 4.30%, 3/15/42	15	17,246
Pacific Gas & Electric Co., 6.05%, 3/01/34	25	33,793
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	14,074
Virginia Electric & Power Co., 8.88%, 11/15/38	15	26,373

		154,070

Energy Equipment & Services — 0.6%
Enterprise Products Operating LLC, 5.70%, 2/15/42	15	18,544
Halliburton Co., 7.45%, 9/15/39	15	21,818
TransCanada PipeLines Ltd., 7.63%, 1/15/39	15	21,812
Williams Partners LP, 6.30%, 4/15/40	5	5,648

		67,822

Food & Staples Retailing — 0.4%
CVS Caremark Corp., 6.13%, 9/15/39	10	13,734
Kraft Foods Group, Inc., 3.50%, 6/06/22	25	26,205
Walgreen Co., 3.10%, 9/15/22	10	10,239

		50,178

Food Products — 0.4%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	11,744
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,492
Kraft Foods Group, Inc., 5.00%, 6/04/42	10	11,301
Mondelez International, Inc., 6.50%, 2/09/40	10	13,702

		50,239

Health Care Equipment & Supplies — 0.1%
Covidien International Finance SA, 6.55%, 10/15/37	5	7,239
Medtronic, Inc., 4.63%, 3/15/44	6	6,933

		14,172

Health Care Providers & Services — 0.8%
Aetna, Inc., 6.63%, 6/15/36	5	7,048
Cardinal Health, Inc., 3.20%, 3/15/23	15	15,461
Express Scripts Holding Co., 4.75%, 11/15/21	25	28,285

BLACKROCK CORI FUNDS	JANUARY 31, 2015	2

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund
(Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value

Health Care Providers & Services (concluded)
UnitedHealth Group, Inc., 6.88%, 2/15/38	$15	$22,231
WellPoint, Inc., 5.10%, 1/15/44	20	23,924

		96,949

Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp., 6.30%, 10/15/37	10	13,545

Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	15	22,826

Insurance — 1.3%
Aflac, Inc., 3.63%, 6/15/23	15	15,883
The Allstate Corp., 3.15%, 6/15/23	10	10,396
American International Group, Inc.:
3.38%, 8/15/20	25	26,547
4.13%, 2/15/24	25	27,419
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	12,226
AXA SA, 8.60%, 12/15/30	5	6,812
MetLife, Inc., 4.88%, 11/13/43	25	30,020
Prudential Financial, Inc., 6.63%, 12/01/37	10	13,912
The Travelers Cos., Inc., 4.60%, 8/01/43	10	12,085

		155,300

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 4.50%, 3/01/21	25	27,822

Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	15,461

Media — 3.2%
21st Century Fox America, Inc., 6.40%, 12/15/35	35	47,561
Comcast Corp.:
3.13%, 7/15/22	25	26,326
4.25%, 1/15/33	5	5,606
6.45%, 3/15/37	30	42,153
4.65%, 7/15/42	15	17,570
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.80%, 3/15/22	25	26,199
6.38%, 3/01/41	5	6,242
5.15%, 3/15/42	5	5,423
Discovery Communications LLC, 6.35%, 6/01/40	10	12,768
NBCUniversal Media LLC, 5.95%, 4/01/41	15	20,545

Corporate Bonds	Par (000)	Value

Media (concluded)
Omnicom Group, Inc., 3.63%, 5/01/22	$20	$21,129
Time Warner Cable, Inc.:
6.55%, 5/01/37	15	19,709
6.75%, 6/15/39	5	6,722
Time Warner, Inc.:
4.05%, 12/15/23	25	26,990
7.63%, 4/15/31	25	36,196
5.35%, 12/15/43	20	24,032
Viacom, Inc., 4.38%, 3/15/43	10	9,715
The Walt Disney Co., 2.35%, 12/01/22	15	15,140

		370,026

Metals & Mining — 1.2%
Barrick Gold Corp., 4.10%, 5/01/23	30	29,989
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	15	16,132
5.00%, 9/30/43	10	11,723
Newmont Mining Corp., 6.25%, 10/01/39	5	5,265
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	20	23,282
Southern Copper Corp., 5.25%, 11/08/42	15	13,500
Vale Overseas Ltd.:
4.38%, 1/11/22	25	23,769
6.88%, 11/21/36	5	4,905
6.88%, 11/10/39	15	14,729

		143,294

Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	20	21,511

Oil, Gas & Consumable Fuels — 1.5%
BP Capital Markets PLC:
3.25%, 5/06/22	20	20,548
2.75%, 5/10/23	25	24,492
ConocoPhillips, 6.50%, 2/01/39	10	13,784
ConocoPhillips Holding Co., 6.95%, 4/15/29	15	20,720
Devon Financing Corp. LLC, 7.88%, 9/30/31	15	21,295
Encana Corp., 6.50%, 2/01/38	15	16,333
Hess Corp., 5.60%, 2/15/41	15	16,289
Phillips 66, 5.88%, 5/01/42	5	5,935
Suncor Energy, Inc., 6.50%, 6/15/38	25	32,459

		171,855

Pharmaceuticals — 1.8%
Abbott Laboratories, 5.30%, 5/27/40	5	6,578

BLACKROCK CORI FUNDS	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund
(Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value

Pharmaceuticals (concluded)
AbbVie, Inc.:
2.90%, 11/06/22	$25	$25,418
AbbVie, Inc. (concluded):
4.40%, 11/06/42	10	10,913
AstraZeneca PLC, 6.45%, 9/15/37	10	14,043
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	26,464
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	25	34,812
Merck & Co., Inc., 2.80%, 5/18/23	25	25,729
Pfizer, Inc., 7.20%, 3/15/39	25	38,526
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	25,105

		207,588

Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	15	18,117

Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp., 4.80%, 10/01/41	20	23,312

Software — 0.4%
Oracle Corp.:
2.50%, 10/15/22	25	25,387
5.38%, 7/15/40	15	18,987

		44,374

Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	15	20,410

Technology Hardware, Storage & Peripherals — 0.3%
Hewlett-Packard Co.:
4.65%, 12/09/21	25	27,696
6.00%, 9/15/41	10	11,817

		39,513

Tobacco — 0.5%
Altria Group, Inc.:
4.00%, 1/31/24	10	10,849
5.38%, 1/31/44	10	12,053
Philip Morris International, Inc.:
3.60%, 11/15/23	15	16,135
4.88%, 11/15/43	15	17,790

		56,827

Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 6.38%, 3/01/35	15	19,273
Vodafone Group PLC:
2.95%, 2/19/23	15	15,006

Corporate Bonds	Par (000)	Value

Wireless Telecommunication Services (concluded)
Vodafone Group PLC:
6.15%, 2/27/37	$20	$25,521

		59,800

Total Corporate Bonds — 32.9%		3,831,599

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.13%, 8/15/29	25	38,145
4.38%, 2/15/38	50	70,266
4.38%, 11/15/39	90	127,462
4.38%, 5/15/41	40	57,628
3.13%, 2/15/42	150	177,480
2.75%, 11/15/42	140	154,284
3.63%, 8/15/43	100	129,352
3.75%, 11/15/43	70	92,531
3.63%, 2/15/44	20	25,888
3.38%, 5/15/44	10	12,420
U.S. Treasury Notes:
2.13%, 8/31/20	40	41,731
2.38%, 12/31/20	480	507,300
2.13%, 1/31/21	20	20,845
3.63%, 2/15/21	350	395,281
3.13%, 5/15/21	230	253,467
2.00%, 10/31/21	20	20,664
1.75%, 5/15/23	200	202,344
2.75%, 11/15/23	100	109,281
2.75%, 2/15/24	60	65,648
2.50%, 5/15/24	30	32,180
2.38%, 8/15/24	20	21,244
2.25%, 11/15/24	20	21,025
U.S. Treasury Principal STRIPS, 0.00%, 2/15/31 (b)	7,050	5,030,817

Total U.S. Treasury Obligations — 65.2%		7,607,283

Total Long-Term Investments (Cost — $9,942,842) — 98.1%		11,438,882

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (c)(d)	192,587	192,587
Total Short-Term Securities (Cost — $192,587) — 1.7%		192,587

BLACKROCK CORI FUNDS	JANUARY 31, 2015	4

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund
(Percentages shown are based on Net Assets)
Value
Total Investments (Cost — $10,135,429*) — 99.8%	$11,631,469
Other Assets Less Liabilities — 0.2%	27,942

Net Assets — 100.0%	$11,659,411

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$10,135,675

Gross unrealized appreciation	$1,498,523
Gross unrealized depreciation	(2,729)

Net unrealized appreciation	$1,495,794

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Zero-coupon bond.
(c)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at January 31, 2015	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	127,311	65,276	192,587	$25

(d)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Portfolio Abbreviation
STRIPS	Separate Trading of Registered Interest and Principal Securities

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	March 2015	$151,281	$10,596

BLACKROCK CORI FUNDS	JANUARY 31, 2015	5

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund
(Percentages shown are based on Net Assets)
•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund's most recent financial statements as contained in its annual report.

As of January 31, 2015, the following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$11,438,882	—	$11,438,882
Short-Term Securities	$192,587	—	—	192,587
Total	$192,587	$11,438,882	—	$11,631,469

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$10,596	—	—	$10,596

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, cash pledged for financial futures contracts of $4,000 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK CORI FUNDS	JANUARY 31, 2015	6

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock CoRI 2017 Fund
(Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value

Aerospace & Defense — 0.8%
Lockheed Martin Corp., 4.07%, 12/15/42	$15	$16,357
Northrop Grumman Corp., 3.25%, 8/01/23	10	10,454
United Technologies Corp.:
3.10%, 6/01/22	10	10,516
4.50%, 6/01/42	50	58,016

		95,343

Air Freight & Logistics — 0.2%
FedEx Corp., 4.90%, 1/15/34	15	17,535
United Parcel Service, Inc., 6.20%, 1/15/38	5	7,033

		24,568

Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	16,072

Banks — 1.1%
BNP Paribas SA, 3.25%, 3/03/23	5	5,243
Fifth Third Bancorp, 8.25%, 3/01/38	10	15,514
Wells Fargo & Co.:
3.45%, 2/13/23	25	25,798
3.30%, 9/09/24	15	15,654
5.38%, 11/02/43	30	36,274
5.61%, 1/15/44	15	18,761
4.65%, 11/04/44	20	22,079

		139,323

Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	20	22,748
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	25	25,017
Molson Coors Brewing Co., 5.00%, 5/01/42	10	11,512
PepsiCo, Inc.:
2.75%, 3/01/23	15	15,290
4.00%, 3/05/42	20	20,931

		95,498

Biotechnology — 0.2%
Amgen, Inc., 6.40%, 2/01/39	20	26,812

Capital Markets — 2.2%
Ameriprise Financial, Inc., 3.70%, 10/15/24	20	21,344
Credit Suisse USA, Inc., 7.13%, 7/15/32	15	21,891
The Goldman Sachs Group, Inc.:
3.63%, 1/22/23	10	10,426
6.13%, 2/15/33	45	57,806

Corporate Bonds	Par (000)	Value

Capital Markets (concluded)
The Goldman Sachs Group, Inc. (concluded):
6.75%, 10/01/37	$35	$45,960
6.25%, 2/01/41	5	6,645
Morgan Stanley:
3.75%, 2/25/23	25	26,370
5.00%, 11/24/25	25	27,498
4.35%, 9/08/26	10	10,464
6.38%, 7/24/42	20	27,231
State Street Corp., 3.70%, 11/20/23	10	10,852

		266,487

Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,658
5.38%, 3/15/44	10	11,482
The Dow Chemical Co., 7.38%, 11/01/29	10	13,745
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	25,379
LYB International Finance BV, 4.88%, 3/15/44	5	5,461
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	12,961

		74,686

Commercial Services & Supplies — 0.1%
Waste Management, Inc., 6.13%, 11/30/39	10	13,843

Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	25	33,269
Motorola Solutions, Inc., 4.00%, 9/01/24	10	10,462

		43,731

Consumer Finance — 0.6%
American Express Co., 4.05%, 12/03/42	10	10,639
Capital One Financial Corp., 3.50%, 6/15/23	25	25,975
John Deere Capital Corp., 2.80%, 1/27/23	15	15,495
MasterCard, Inc., 3.38%, 4/01/24	25	26,697

		78,806

Diversified Financial Services — 5.2%
Bank of America Corp.:
3.30%, 1/11/23	45	45,980
4.13%, 1/22/24	25	27,095
4.25%, 10/22/26	25	25,960
5.00%, 1/21/44	30	35,547

BLACKROCK CORI FUNDS	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund
(Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value

Diversified Financial Services (concluded)
Bank of America Corp. (concluded):
4.88%, 4/01/44	$30	$35,238
Citigroup, Inc.:
3.88%, 10/25/23	25	26,609
5.50%, 9/13/25	25	28,285
4.30%, 11/20/26	15	15,463
8.13%, 7/15/39	20	31,066
6.68%, 9/13/43	25	33,423
General Electric Capital Corp.:
3.10%, 1/09/23	25	25,891
6.75%, 3/15/32	50	70,503
5.88%, 1/14/38	25	33,146
6.88%, 1/10/39	20	29,628
JPMorgan Chase & Co.:
3.38%, 5/01/23	50	49,840
6.40%, 5/15/38	25	34,429
5.60%, 7/15/41	10	12,847
5.63%, 8/16/43	25	30,389
Morgan Stanley, 3.70%, 10/23/24	35	36,871
Northern Trust Corp., 3.95%, 10/30/25	10	10,876

		639,086

Diversified Telecommunication Services — 3.2%
AT&T, Inc.:
6.30%, 1/15/38	35	43,982
5.35%, 9/01/40	15	16,813
5.55%, 8/15/41	10	11,522
Orange SA, 5.38%, 1/13/42	5	6,099
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	13,925
Verizon Communications, Inc.:
5.15%, 9/15/23	50	57,331
6.40%, 9/15/33	90	116,410
6.55%, 9/15/43	50	67,542
4.86%, 8/21/46 (a)	50	54,867

		388,491

Electric Utilities — 1.7%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	20	27,052
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	13,051
Duke Energy Florida, Inc., 6.40%, 6/15/38	30	44,519
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	12,615
Georgia Power Co., 4.30%, 3/15/42	25	28,743
Pacific Gas & Electric Co., 6.05%, 3/01/34	30	40,552

Corporate Bonds	Par (000)	Value

Electric Utilities (concluded)
Southern California Edison Co., Series A, 5.95%, 2/01/38	$10	$14,074
Virginia Electric & Power Co., 8.88%, 11/15/38	15	26,373

		206,979

Energy Equipment & Services — 0.6%
Enterprise Products Operating LLC, 5.70%, 2/15/42	15	18,543
Halliburton Co., 7.45%, 9/15/39	15	21,818
TransCanada PipeLines Ltd., 7.63%, 1/15/39	15	21,812
Williams Partners LP, 6.30%, 4/15/40	10	11,297

		73,470

Food & Staples Retailing — 0.4%
CVS Caremark Corp., 6.13%, 9/15/39	10	13,734
Kraft Foods Group, Inc., 3.50%, 6/06/22	25	26,204
Walgreen Co., 3.10%, 9/15/22	15	15,359

		55,297

Food Products — 0.5%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	11,744
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,492
Kraft Foods Group, Inc., 5.00%, 6/04/42	15	16,951
Mondelez International, Inc., 6.50%, 2/09/40	10	13,703

		55,890

Health Care Equipment & Supplies — 0.2%
Covidien International Finance SA, 6.55%, 10/15/37	5	7,239
Express Scripts Holding Co., 6.13%, 11/15/41	5	6,621
Medtronic, Inc., 4.63%, 3/15/44	7	8,088

		21,948

Health Care Providers & Services — 0.6%
Aetna, Inc., 6.63%, 6/15/36	5	7,049
Cardinal Health, Inc., 3.20%, 3/15/23	10	10,307
UnitedHealth Group, Inc., 6.88%, 2/15/38	25	37,051

BLACKROCK CORI FUNDS	JANUARY 31, 2015	2

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund
(Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value

Health Care Providers & Services (concluded)
WellPoint, Inc., 5.10%, 1/15/44	$20	$23,924

		78,331

Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp., 6.30%, 10/15/37	10	13,545

Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	15	22,826

Insurance — 1.2%
Aflac, Inc., 3.63%, 6/15/23	10	10,588
The Allstate Corp., 3.15%, 6/15/23	15	15,594
American International Group, Inc., 4.13%, 2/15/24	25	27,419
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	12,226
AXA SA, 8.60%, 12/15/30	10	13,625
MetLife, Inc., 4.88%, 11/13/43	30	36,024
Prudential Financial, Inc., 6.63%, 12/01/37	15	20,869
The Travelers Cos., Inc., 4.60%, 8/01/43	10	12,085

		148,430

Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	15,461

Media — 3.2%
21st Century Fox America, Inc., 6.40%, 12/15/35	45	61,150
Comcast Corp.:
3.13%, 7/15/22	25	26,326
4.25%, 1/15/33	15	16,819
6.45%, 3/15/37	35	49,179
4.65%, 7/15/42	10	11,714
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	10	12,483
5.15%, 3/15/42	10	10,846
Discovery Communications LLC, 6.35%, 6/01/40	10	12,768
NBCUniversal Media LLC, 5.95%, 4/01/41	25	34,242
Omnicom Group, Inc., 3.63%, 5/01/22	10	10,564
Time Warner Cable, Inc.:
6.55%, 5/01/37	15	19,709
6.75%, 6/15/39	10	13,444
Time Warner, Inc.:
4.05%, 12/15/23	25	26,989
7.63%, 4/15/31	25	36,196
5.35%, 12/15/43	30	36,048

Corporate Bonds	Par (000)	Value

Media (concluded)
Viacom, Inc., 4.38%, 3/15/43	$10	$9,715
The Walt Disney Co., 2.35%, 12/01/22	10	10,093

		398,285

Metals & Mining — 1.1%
Barrick Gold Corp.:
4.10%, 5/01/23	25	24,991
5.25%, 4/01/42	5	4,953
Barrick North America Finance LLC, 5.75%, 5/01/43	5	5,334
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	10	10,755
5.00%, 9/30/43	10	11,723
Newmont Mining Corp., 6.25%, 10/01/39	10	10,531
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	17,461
Southern Copper Corp., 5.25%, 11/08/42	15	13,500
Vale Overseas Ltd.:
6.88%, 11/21/36	5	4,905
6.88%, 11/10/39	30	29,457

		133,610

Multiline Retail — 0.3%
Target Corp., 4.00%, 7/01/42	30	32,267

Oil, Gas & Consumable Fuels — 1.7%
BP Capital Markets PLC:
3.25%, 5/06/22	10	10,274
2.75%, 5/10/23	25	24,492
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	11,263
ConocoPhillips, 6.50%, 2/01/39	15	20,676
ConocoPhillips Holding Co., 6.95%, 4/15/29	20	27,627
Devon Financing Corp. LLC, 7.88%, 9/30/31	15	21,295
Encana Corp., 6.50%, 2/01/38	15	16,333
Hess Corp., 5.60%, 2/15/41	20	21,719
Phillips 66, 5.88%, 5/01/42	15	17,806
Suncor Energy, Inc., 6.50%, 6/15/38	30	38,951

		210,436

Pharmaceuticals — 1.9%
Abbott Laboratories, 5.30%, 5/27/40	10	13,155
AbbVie, Inc.:
2.90%, 11/06/22	25	25,418
4.40%, 11/06/42	10	10,913
AstraZeneca PLC, 6.45%, 9/15/37	15	21,064

BLACKROCK CORI FUNDS	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund
(Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value

Pharmaceuticals (concluded)
Bristol-Myers Squibb Co., 3.25%, 11/01/23	$25	$26,465
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	25	34,812
Merck & Co., Inc., 2.80%, 5/18/23	25	25,729
Pfizer, Inc., 7.20%, 3/15/39	30	46,231
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	25,105

		228,892

Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	20	24,156

Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp., 4.80%, 10/01/41	30	34,968

Software — 0.4%
Oracle Corp.:
2.50%, 10/15/22	25	25,387
5.38%, 7/15/40	20	25,316

		50,703

Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	15	20,410

Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	10	11,816

Tobacco — 0.7%
Altria Group, Inc.:
4.00%, 1/31/24	15	16,273
5.38%, 1/31/44	20	24,107
Philip Morris International, Inc.:
3.60%, 11/15/23	10	10,756
4.88%, 11/15/43	25	29,650

		80,786

Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	20	25,697
Vodafone Group PLC:
2.95%, 2/19/23	10	10,004
6.15%, 2/27/37	25	31,901

		67,602

Total Corporate Bonds — 31.8%		3,888,854

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.25%, 8/15/22	60	84,877

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bonds (concluded):
7.50%, 11/15/24	$130	$198,971
6.00%, 2/15/26	200	284,953
6.38%, 8/15/27	190	285,861
4.50%, 2/15/36	85	121,298
4.38%, 2/15/38	70	98,372
4.50%, 5/15/38	70	100,127
4.38%, 11/15/39	165	233,681
4.38%, 5/15/41	350	504,246
3.13%, 2/15/42	350	414,121
2.75%, 11/15/42	350	385,711
3.63%, 8/15/43	290	375,120
3.75%, 11/15/43	180	237,937
3.63%, 2/15/44	50	64,719
3.38%, 5/15/44	55	68,307
3.13%, 8/15/44	60	71,203
3.00%, 11/15/44	10	11,603
U.S. Treasury Notes:
1.63%, 8/15/22	150	151,102
1.63%, 11/15/22	150	150,855
1.75%, 5/15/23	270	273,164
2.50%, 8/15/23	130	139,293
2.75%, 11/15/23	300	327,844
2.75%, 2/15/24	180	196,945
2.50%, 5/15/24	70	75,086
2.38%, 8/15/24	160	169,950
U.S. Treasury Principal STRIPS, 0.00%, 2/15/36 (b)	4,725	3,084,660

Total U.S. Treasury Obligations — 66.2%		8,110,006

Total Long-Term Investments (Cost — $10,043,344) — 98.0%		11,998,860

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (c)(d)	145,171	145,171

Total Short-Term Securities (Cost — $145,171) — 1.2%		145,171

Total Investments (Cost — $10,188,515*) — 99.2%		12,144,031
Other Assets Less Liabilities — 0.8%		104,056

Net Assets — 100.0%		$12,248,087

BLACKROCK CORI FUNDS	JANUARY 31, 2015	4

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock CoRI 2017 Fund

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$10,188,532

Gross unrealized appreciation	$1,958,545
Gross unrealized depreciation	(3,046)

Net unrealized appreciation	$1,955,499

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Zero-coupon bond.
(c)	Represents the current yield as of report date.
(d)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at January 31, 2015	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	95,397	49,774	145,171	$22

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	As of January 31, 2015, financial futures contracts outstanding were as follows:
Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	March 2015	$151,281	$10,596

BLACKROCK CORI FUNDS	JANUARY 31, 2015	5

Schedule of Investments (concluded)	BlackRock CoRI 2017 Fund

•	Fair Value Measurements – Various inputs are used in determining the fair value of investment and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$11,998,860	—	$11,998,860
Short-Term Securities	$145,171	—	—	145,171
Total	$145,171	$11,998,860	—	$12,144,031

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$10,596	—	—	$10,596

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, cash pledged for financial futures contracts of $3,000 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK CORI FUNDS	JANUARY 31, 2015	6

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock CoRI 2019 Fund
(Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value

Aerospace & Defense — 0.9%
Lockheed Martin Corp., 4.07%, 12/15/42	$15	$16,357
Northrop Grumman Corp., 4.75%, 6/01/43	15	17,821
United Technologies Corp., 4.50%, 6/01/42	65	75,421

		109,599

Air Freight & Logistics — 0.2%
FedEx Corp., 4.90%, 1/15/34	15	17,536
United Parcel Service, Inc., 6.20%, 1/15/38	10	14,065

		31,601

Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	16,072

Banks — 0.9%
Fifth Third Bancorp, 8.25%, 3/01/38	10	15,514
Wells Fargo & Co.:
5.38%, 11/02/43	40	48,366
5.61%, 1/15/44	25	31,269
4.65%, 11/04/44	15	16,559

		111,708

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	20	22,748
Molson Coors Brewing Co., 5.00%, 5/01/42	10	11,512
PepsiCo, Inc., 4.00%, 3/05/42	30	31,396

		65,656

Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	25	33,515

Capital Markets — 2.2%
Ameriprise Financial, Inc., 3.70%, 10/15/24	10	10,672
Credit Suisse USA, Inc., 7.13%, 7/15/32	35	51,079
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	25	32,114
6.75%, 10/01/37	50	65,657
6.25%, 2/01/41	15	19,935
Morgan Stanley:
5.00%, 11/24/25	25	27,499
4.35%, 9/08/26	15	15,696
6.38%, 7/24/42	20	27,231

Corporate Bonds	Par (000)	Value

Capital Markets (concluded)
Morgan Stanley (concluded):
Series F, 3.88%, 4/29/24	$25	$26,546

		276,429

Chemicals — 0.4%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,658
5.38%, 3/15/44	10	11,482
The Dow Chemical Co., 7.38%, 11/01/29	10	13,745
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	5	5,277
LYB International Finance BV, 4.88%, 3/15/44	5	5,461
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	12,961

		54,584

Commercial Services & Supplies — 0.1%
Waste Management, Inc., 6.13%, 11/30/39	10	13,843

Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	30	39,923
Motorola Solutions, Inc., 4.00%, 9/01/24	5	5,231

		45,154

Consumer Finance — 0.3%
American Express Co., 4.05%, 12/03/42	10	10,639
MasterCard, Inc., 3.38%, 4/01/24	25	26,697

		37,336

Diversified Financial Services — 4.0%
Bank of America Corp.:
4.25%, 10/22/26	10	10,384
5.00%, 1/21/44	85	100,718
4.88%, 4/01/44	5	5,873
Citigroup, Inc.:
5.50%, 9/13/25	25	28,285
8.13%, 7/15/39	30	46,598
6.68%, 9/13/43	15	20,054
5.30%, 5/06/44	25	28,409
General Electric Capital Corp.:
6.75%, 3/15/32	60	84,603
5.88%, 1/14/38	30	39,775
6.88%, 1/10/39	30	44,442
JPMorgan Chase & Co.:
6.40%, 5/15/38	30	41,315
5.60%, 7/15/41	20	25,694

BLACKROCK CORI FUNDS	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund
(Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value

Diversified Financial Services (concluded)
JPMorgan Chase & Co. (concluded):
5.63%, 8/16/43	$30	$36,466

		512,616

Diversified Telecommunication Services — 3.3%
AT&T, Inc.:
6.30%, 1/15/38	40	50,265
5.35%, 9/01/40	25	28,022
5.55%, 8/15/41	10	11,522
Orange SA, 5.38%, 1/13/42	5	6,098
Telefonica Emisiones SAU, 7.05%, 6/20/36	15	20,887
Verizon Communications, Inc.:
6.40%, 9/15/33	95	122,878
6.55%, 9/15/43	90	121,576
4.86%, 8/21/46 (a)	50	54,867

		416,115

Electric Utilities — 2.1%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	20	27,052
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	13,051
Duke Energy Florida, Inc., 6.40%, 6/15/38	40	59,358
Exelon Generation Co. LLC, 6.25%, 10/01/39	15	18,923
Georgia Power Co., 4.30%, 3/15/42	30	34,492
MidAmerican Energy Holdings Co., 6.50%, 9/15/37	10	14,061
Pacific Gas & Electric Co., 6.05%, 3/01/34	35	47,311
Southern California Edison Co., Series A, 5.95%, 2/01/38	15	21,111
Virginia Electric & Power Co., 8.88%, 11/15/38	20	35,164

		270,523

Energy Equipment & Services — 0.7%
Enterprise Products Operating LLC, 5.70%, 2/15/42	20	24,725
Halliburton Co., 7.45%, 9/15/39	20	29,091
TransCanada PipeLines Ltd., 7.63%, 1/15/39	20	29,082

Corporate Bonds	Par (000)	Value

Energy Equipment & Services (concluded)
Williams Partners LP, 6.30%, 4/15/40	$10	$11,297

		94,195

Food & Staples Retailing — 0.2%
CVS Caremark Corp., 6.13%, 9/15/39	15	20,601

Food Products — 0.6%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	15	17,616
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,492
Kraft Foods Group, Inc.:
6.88%, 1/26/39	5	6,301
5.00%, 6/04/42	20	22,601
Mondelez International, Inc., 6.50%, 2/09/40	15	20,554

		80,564

Health Care Equipment & Supplies — 0.3%
Covidien International Finance SA, 6.55%, 10/15/37	15	21,715
Express Scripts Holding Co., 6.13%, 11/15/41	5	6,621
Medtronic, Inc., 4.63%, 3/15/44	8	9,244

		37,580

Health Care Providers & Services — 0.6%
Aetna, Inc., 6.63%, 6/15/36	5	7,049
UnitedHealth Group, Inc., 6.88%, 2/15/38	25	37,051
WellPoint, Inc., 5.10%, 1/15/44	25	29,905

		74,005

Hotels, Restaurants & Leisure — 0.2%
McDonald's Corp., 6.30%, 10/15/37	15	20,317

Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	20	30,435

Insurance — 1.3%
The Allstate Corp., 4.50%, 6/15/43	15	17,940
American International Group, Inc., 4.13%, 2/15/24	25	27,419
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	12,226
AXA SA, 8.60%, 12/15/30	10	13,625
MetLife, Inc., 4.88%, 11/13/43	35	42,028
Prudential Financial, Inc., 6.63%, 12/01/37	20	27,825

BLACKROCK CORI FUNDS	JANUARY 31, 2015	2

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund
(Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value

Insurance (concluded)
The Travelers Cos., Inc., 4.60%, 8/01/43	$15	$18,127

		159,190

Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	20	20,615

Media — 3.6%
21st Century Fox America, Inc., 6.40%, 12/15/35	60	81,533
Comcast Corp.:
4.25%, 1/15/33	20	22,426
6.45%, 3/15/37	40	56,205
4.65%, 7/15/42	15	17,570
4.75%, 3/01/44	25	30,203
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	10	12,483
5.15%, 3/15/42	15	16,269
Discovery Communications LLC, 6.35%, 6/01/40	10	12,768
NBCUniversal Media LLC, 5.95%, 4/01/41	20	27,393
Time Warner Cable, Inc.:
6.55%, 5/01/37	20	26,279
6.75%, 6/15/39	10	13,444
Time Warner, Inc.:
4.05%, 12/15/23	25	26,990
7.63%, 4/15/31	35	50,674
5.35%, 12/15/43	35	42,056
Viacom, Inc., 4.38%, 3/15/43	15	14,572
The Walt Disney Co., 4.13%, 6/01/44	5	5,684

		456,549

Metals & Mining — 1.3%
Barrick Gold Corp., 4.10%, 5/01/23	20	19,993
Barrick North America Finance LLC, 5.75%, 5/01/43	5	5,334
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	10	10,254
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	25	29,308
Newmont Mining Corp., 6.25%, 10/01/39	10	10,530
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	20	23,282
Southern Copper Corp., 5.25%, 11/08/42	20	18,000
Vale Overseas Ltd.:
6.88%, 11/21/36	10	9,811

Corporate Bonds	Par (000)	Value

Metals & Mining (concluded)
Vale Overseas Ltd. (concluded):
6.88%, 11/10/39	$35	$34,366

		160,878

Multiline Retail — 0.3%
Target Corp., 4.00%, 7/01/42	40	43,023

Oil, Gas & Consumable Fuels — 1.8%
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	11,263
ConocoPhillips, 6.50%, 2/01/39	20	27,568
ConocoPhillips Holding Co., 6.95%, 4/15/29	25	34,534
Devon Financing Corp. LLC, 7.88%, 9/30/31	20	28,393
Encana Corp., 6.50%, 2/01/38	20	21,777
Hess Corp., 5.60%, 2/15/41	25	27,149
ONEOK Partners LP, 6.85%, 10/15/37	5	5,758
Phillips 66, 5.88%, 5/01/42	20	23,742
Suncor Energy, Inc., 6.50%, 6/15/38	35	45,443
Valero Energy Corp., 6.63%, 6/15/37	5	6,043

		231,670

Pharmaceuticals — 1.5%
Abbott Laboratories, 5.30%, 5/27/40	10	13,156
AbbVie, Inc., 4.40%, 11/06/42	15	16,370
AstraZeneca PLC, 6.45%, 9/15/37	15	21,064
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	40	55,698
Merck & Co., Inc., 2.80%, 5/18/23	25	25,729
Pfizer, Inc., 7.20%, 3/15/39	35	53,936
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	5	6,517

		192,470

Road & Rail — 0.3%
CSX Corp., 6.22%, 4/30/40	5	6,942
Norfolk Southern Corp., 4.84%, 10/01/41	25	30,195

		37,137

Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp., 4.80%, 10/01/41	30	34,968

Software — 0.2%
Oracle Corp., 5.38%, 7/15/40	15	18,987

Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	20	27,213

BLACKROCK CORI FUNDS	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund
(Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value

Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	$15	$17,724

Tobacco — 0.6%
Altria Group, Inc., 5.38%, 1/31/44	30	36,160
Philip Morris International, Inc., 4.88%, 11/15/43	35	41,510

		77,670

Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 6.38%, 3/01/35	20	25,697
Vodafone Group PLC, 6.15%, 2/27/37	30	38,282

		63,979

Total Corporate Bonds — 30.7%		3,894,521

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.63%, 2/15/25	230	357,003
6.00%, 2/15/26	160	227,963
6.13%, 8/15/29	280	427,219
4.50%, 2/15/36	75	107,027
4.38%, 2/15/38	90	126,478
4.50%, 5/15/38	100	143,039
3.50%, 2/15/39	145	180,231
4.25%, 5/15/39	70	97,130
4.50%, 8/15/39	50	71,930
4.38%, 11/15/39	110	155,788
4.38%, 5/15/41	300	432,211
3.13%, 2/15/42	500	591,602
2.75%, 11/15/42	410	451,833

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bonds (concluded):
3.63%, 8/15/43	$330	$426,860
3.75%, 11/15/43	320	423,000
3.63%, 2/15/44	200	258,875
3.38%, 5/15/44	140	173,873
3.13%, 8/15/44	20	23,734
U.S. Treasury Notes, 2.38%, 8/15/24	160	169,950
U.S. Treasury Principal STRIPS, 0.00%, 5/15/37 (b)	5,830	3,659,071

Total U.S. Treasury Obligations — 66.9%		8,504,817

Total Long-Term Investments (Cost — $10,139,113) — 97.6%		12,399,338

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (c)(d)	153,327	153,327

Total Short-Term Securities (Cost — $153,327) — 1.2%		153,327

Total Investments (Cost — $10,292,440*) — 98.8%		12,552,665
Other Assets Less Liabilities — 1.2%		157,079

Net Assets — 100.0%		$12,709,744

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$10,293,512

Gross unrealized appreciation		$2,265,487
Gross unrealized depreciation		(6,334)

Net unrealized appreciation		$2,259,153

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Zero-coupon bond.
(c)	Represents the current yield as of report date.
(d)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at January 31, 2015	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	96,732	56,595	153,327	$24

BLACKROCK CORI FUNDS	JANUARY 31, 2015	4

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	March 2015	$151,281	$10,596

•	Fair Value Measurements — Various inputs are used in determining the fair value of investment and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$12,399,338	—	$12,399,338
Short-Term Securities	$153,327	—	—	153,327
Total	$153,327	$12,399,338	—	$12,552,665

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK CORI FUNDS	JANUARY 31, 2015	5

Schedule of Investments (concluded)	BlackRock CoRI 2019 Fund

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$10,596	—	—	$10,596

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, cash pledged for financial futures contracts of $3,000 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK CORI FUNDS	JANUARY 31, 2015	6

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock CoRI 2021 Fund
(Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value

Aerospace & Defense — 0.9%
Lockheed Martin Corp., 4.07%, 12/15/42	$20	$21,809
Northrop Grumman Corp., 4.75%, 6/01/43	20	23,762
United Technologies Corp., 4.50%, 6/01/42	65	75,421

		120,992

Air Freight & Logistics — 0.3%
FedEx Corp., 4.90%, 1/15/34	15	17,536
United Parcel Service, Inc., 6.20%, 1/15/38	15	21,098

		38,634

Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	16,072

Banks — 1.0%
Fifth Third Bancorp, 8.25%, 3/01/38	10	15,513
Wells Fargo & Co.:
5.38%, 11/02/43	40	48,366
5.61%, 1/15/44	25	31,269
4.65%, 11/04/44	25	27,599

		122,747

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	25	28,435
Molson Coors Brewing Co., 5.00%, 5/01/42	10	11,512
PepsiCo, Inc., 4.00%, 3/05/42	30	31,396

		71,343

Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	30	40,218

Capital Markets — 1.8%
Credit Suisse USA, Inc., 7.13%, 7/15/32	10	14,594
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	60	77,074
6.75%, 10/01/37	55	72,222
Morgan Stanley:
4.35%, 9/08/26	25	26,161
6.38%, 7/24/42	30	40,846

		230,897

Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,658
5.38%, 3/15/44	15	17,223

Corporate Bonds	Par (000)	Value

Chemicals (concluded)
The Dow Chemical Co., 7.38%, 11/01/29	$15	$20,617
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	10	10,555
LYB International Finance BV, 4.88%, 3/15/44	5	5,461
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	12,961

		72,475

Commercial Services & Supplies — 0.2%
Waste Management, Inc., 6.13%, 11/30/39	15	20,765

Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	35	46,577

Consumer Finance — 0.1%
American Express Co., 4.05%, 12/03/42	10	10,640

Diversified Financial Services — 4.3%
Bank of America Corp.:
4.25%, 10/22/26	20	20,768
5.00%, 1/21/44	65	77,019
4.88%, 4/01/44	25	29,365
Citigroup, Inc.:
4.30%, 11/20/26	20	20,616
8.13%, 7/15/39	50	77,664
6.68%, 9/13/43	20	26,739
5.30%, 5/06/44	5	5,682
General Electric Capital Corp.:
6.75%, 3/15/32	65	91,653
5.88%, 1/14/38	35	46,405
6.88%, 1/10/39	35	51,849
JPMorgan Chase & Co.:
6.40%, 5/15/38	35	48,201
5.60%, 7/15/41	10	12,847
5.63%, 8/16/43	35	42,544

		551,352

Diversified Telecommunication Services — 3.7%
AT&T, Inc.:
6.30%, 1/15/38	45	56,549
5.35%, 9/01/40	25	28,022
5.55%, 8/15/41	10	11,522
Orange SA, 5.38%, 1/13/42	5	6,098
Telefonica Emisiones SAU, 7.05%, 6/20/36	20	27,849
Verizon Communications, Inc.:
6.40%, 9/15/33	95	122,878
6.55%, 9/15/43	90	121,576

BLACKROCK CORI FUNDS	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund
(Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value

Diversified Telecommunication Services (concluded)
Verizon Communications, Inc. (concluded):
4.86%, 8/21/46 (a)	$85	$93,274

		467,768

Electric Utilities — 2.4%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	40	54,105
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	15	19,576
Duke Energy Florida, Inc., 6.40%, 6/15/38	40	59,358
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	25,231
Georgia Power Co., 4.30%, 3/15/42	25	28,743
Pacific Gas & Electric Co., 6.05%, 3/01/34	40	54,069
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	28,148
Virginia Electric & Power Co., 8.88%, 11/15/38	20	35,164

		304,394

Energy Equipment & Services — 0.9%
Enterprise Products Operating LLC, 5.70%, 2/15/42	25	30,906
Halliburton Co., 7.45%, 9/15/39	25	36,364
TransCanada PipeLines Ltd., 7.63%, 1/15/39	25	36,352
Williams Partners LP, 6.30%, 4/15/40	10	11,297

		114,919

Food & Staples Retailing — 0.2%
CVS Caremark Corp., 6.13%, 9/15/39	20	27,468

Food Products — 0.7%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	23,488
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,492
Kraft Foods Group, Inc.:
6.88%, 1/26/39	5	6,301
5.00%, 6/04/42	20	22,601
Mondelez International, Inc., 6.50%, 2/09/40	20	27,405

		93,287

Health Care Equipment & Supplies — 0.3%
Covidien International Finance SA, 6.55%, 10/15/37	10	14,477

Corporate Bonds	Par (000)	Value

Health Care Equipment & Supplies (concluded)
Express Scripts Holding Co., 6.13%, 11/15/41	$10	$13,242
Medtronic, Inc., 4.63%, 3/15/44	9	10,399

		38,118

Health Care Providers & Services — 0.6%
Aetna, Inc., 6.63%, 6/15/36	5	7,049
UnitedHealth Group, Inc., 6.88%, 2/15/38	25	37,051
WellPoint, Inc., 5.10%, 1/15/44	30	35,886

		79,986

Hotels, Restaurants & Leisure — 0.2%
McDonald's Corp., 6.30%, 10/15/37	20	27,090

Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	25	38,043

Insurance — 1.2%
The Allstate Corp., 4.50%, 6/15/43	15	17,940
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	12,226
AXA SA, 8.60%, 12/15/30	10	13,625
MetLife, Inc., 4.88%, 11/13/43	40	48,033
Prudential Financial, Inc., 6.63%, 12/01/37	25	34,781
The Travelers Cos., Inc., 4.60%, 8/01/43	20	24,169

		150,774

Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	25	25,768

Media — 3.9%
21st Century Fox America, Inc., 6.40%, 12/15/35	65	88,327
CBS Corp., 4.60%, 1/15/45	5	5,236
Comcast Corp.:
4.25%, 1/15/33	30	33,639
6.45%, 3/15/37	45	63,230
4.65%, 7/15/42	25	29,284
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	5	6,242
5.15%, 3/15/42	20	21,692
Discovery Communications LLC:
6.35%, 6/01/40	10	12,768
4.88%, 4/01/43	5	5,462
NBCUniversal Media LLC, 5.95%, 4/01/41	35	47,938
Time Warner Cable, Inc.:
6.55%, 5/01/37	25	32,848

BLACKROCK CORI FUNDS	JANUARY 31, 2015	2

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund
(Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value

Media (concluded)
Time Warner Cable, Inc. (concluded):
6.75%, 6/15/39	$10	$13,444
Time Warner, Inc.:
7.63%, 4/15/31	45	65,152
5.35%, 12/15/43	40	48,064
Viacom, Inc., 4.38%, 3/15/43	20	19,430

		492,756

Metals & Mining — 1.3%
Barrick Gold Corp., 5.25%, 4/01/42	5	4,953
Barrick North America Finance LLC, 5.75%, 5/01/43	20	21,337
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	25	29,308
Newmont Mining Corp., 6.25%, 10/01/39	10	10,531
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	20	23,282
Southern Copper Corp., 5.25%, 11/08/42	25	22,500
Vale Overseas Ltd.:
6.88%, 11/21/36	15	14,716
6.88%, 11/10/39	40	39,276

		165,903

Multiline Retail — 0.3%
Target Corp., 4.00%, 7/01/42	40	43,023

Oil, Gas & Consumable Fuels — 2.1%
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	11,263
ConocoPhillips, 6.50%, 2/01/39	25	34,461
ConocoPhillips Holding Co., 6.95%, 4/15/29	30	41,441
Devon Financing Corp. LLC, 7.88%, 9/30/31	25	35,491
Encana Corp., 6.50%, 2/01/38	25	27,221
Hess Corp., 5.60%, 2/15/41	25	27,149
ONEOK Partners LP, 6.85%, 10/15/37	5	5,758
Phillips 66, 5.88%, 5/01/42	20	23,742
Suncor Energy, Inc., 6.50%, 6/15/38	40	51,934
Valero Energy Corp., 6.63%, 6/15/37	5	6,043

		264,503

Pharmaceuticals — 1.9%
Abbott Laboratories, 5.30%, 5/27/40	10	13,155
AbbVie, Inc., 4.40%, 11/06/42	20	21,827
AstraZeneca PLC, 6.45%, 9/15/37	15	21,064

Corporate Bonds	Par (000)	Value

Pharmaceuticals (concluded)
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	$35	$48,736
Merck & Co., Inc.:
2.80%, 5/18/23	50	51,458
4.15%, 5/18/43	15	17,061
Pfizer, Inc., 7.20%, 3/15/39	40	61,641
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	13,034

		247,976

Road & Rail — 0.3%
CSX Corp., 6.22%, 4/30/40	5	6,942
Norfolk Southern Corp., 4.84%, 10/01/41	30	36,234

		43,176

Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp., 4.80%, 10/01/41	35	40,796

Software — 0.3%
Oracle Corp., 5.38%, 7/15/40	30	37,974

Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	20	27,213

Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	10	11,816

Tobacco — 0.6%
Altria Group, Inc., 5.38%, 1/31/44	25	30,133
Philip Morris International, Inc.:
4.88%, 11/15/43	35	41,510
4.25%, 11/10/44	5	5,408

		77,051

Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	25	32,121
Vodafone Group PLC, 6.15%, 2/27/37	35	44,662

		76,783

Total Corporate Bonds — 33.2%		4,239,297

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.75%, 8/15/26	70	106,214
5.50%, 8/15/28	30	42,720
5.25%, 2/15/29	30	42,094
6.13%, 8/15/29	45	68,660
4.75%, 2/15/37	50	73,777
4.38%, 2/15/38	115	161,611

BLACKROCK CORI FUNDS	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund
(Percentages shown are based on Net Assets)
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (concluded):
4.50%, 5/15/38	$110	$157,343
3.50%, 2/15/39	55	68,363
4.25%, 5/15/39	190	263,640
4.50%, 8/15/39	30	43,158
4.38%, 11/15/39	70	99,137
4.38%, 5/15/41	215	309,751
2.75%, 11/15/42	230	253,467
3.63%, 8/15/43	225	291,041
3.75%, 11/15/43	200	264,375
3.63%, 2/15/44	105	135,909
3.38%, 5/15/44	115	142,825
3.13%, 8/15/44	110	130,539
3.00%, 11/15/44	50	58,016
U.S. Treasury Principal STRIPS, 0.00%, 5/15/39 (b)	9,595	5,507,271

Total U.S. Treasury Obligations — 64.3%		8,219,911

Total Long-Term Investments (Cost — $9,986,774) — 97.5%		12,459,208

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (c)(d)	162,568	$162,568

Total Short-Term Securities (Cost — $162,568) — 1.3%		162,568

Total Investments (Cost — $10,149,342*) — 98.8%		12,621,776
Other Assets Less Liabilities — 1.2%		149,164

Net Assets — 100.0%		$12,770,940

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$10,149,409

Gross unrealized appreciation		$2,477,954
Gross unrealized depreciation		(5,587)

Net unrealized appreciation		$2,472,367

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Zero-coupon bond.
(c)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at January 31, 2015	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	98,557	64,011	162,568	$24

(d)	Represents the current yield as of report date.

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	March 2015	$151,281	$10,596

BLACKROCK CORI FUNDS	JANUARY 31, 2015	4

Schedule of Investments (concluded)	BlackRock CoRI 2021 Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$12,459,208	—	$12,459,208
Short-Term Securities	$162,568	—	—	162,568
Total	$162,568	$12,459,208	—	$12,621,776

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$10,596	—	—	$10,596

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, cash pledged for financial futures contracts of $8,000 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK CORI FUNDS	JANUARY 31, 2015	5

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock CoRI 2023 Fund
(Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value

Aerospace & Defense — 1.0%
Lockheed Martin Corp., 4.07%, 12/15/42	$25	$27,261
Northrop Grumman Corp., 4.75%, 6/01/43	15	17,821
United Technologies Corp., 4.50%, 6/01/42	80	92,827

		137,909

Air Freight & Logistics — 0.3%
FedEx Corp., 4.90%, 1/15/34	20	23,381
United Parcel Service, Inc., 6.20%, 1/15/38	15	21,098

		44,479

Automobiles — 0.2%
Daimler Finance North America LLC, 8.50%, 1/18/31	15	24,108

Banks — 0.9%
Fifth Third Bancorp, 8.25%, 3/01/38	10	15,513
Wells Fargo & Co.:
5.38%, 11/02/43	40	48,366
5.61%, 1/15/44	25	31,269
4.65%, 11/04/44	30	33,119

		128,267

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	25	28,435
Molson Coors Brewing Co., 5.00%, 5/01/42	10	11,512
PepsiCo, Inc., 4.00%, 3/05/42	35	36,629

		76,576

Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	35	46,921

Capital Markets — 1.8%
Credit Suisse USA, Inc., 7.13%, 7/15/32	25	36,485
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	60	77,074
6.75%, 10/01/37	55	72,223
6.25%, 2/01/41	10	13,290
Morgan Stanley:
4.35%, 9/08/26	10	10,464
6.38%, 7/24/42	30	40,846

		250,382

Chemicals — 0.5%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,658
5.38%, 3/15/44	15	17,223

Corporate Bonds	Par (000)	Value

Chemicals (concluded)
The Dow Chemical Co., 7.38%, 11/01/29	$10	$13,745
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	10	10,555
LYB International Finance BV, 4.88%, 3/15/44	5	5,461
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	15	19,442

		72,084

Commercial Services & Supplies — 0.2%
Waste Management, Inc., 6.13%, 11/30/39	15	20,765

Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	40	53,230

Consumer Finance — 0.1%
American Express Co., 4.05%, 12/03/42	10	10,640

Diversified Financial Services — 4.4%
Bank of America Corp.:
4.25%, 10/22/26	10	10,384
5.00%, 1/21/44	75	88,868
4.88%, 4/01/44	25	29,365
Citigroup, Inc.:
4.30%, 11/20/26	10	10,308
8.13%, 7/15/39	60	93,197
6.68%, 9/13/43	20	26,739
5.30%, 5/06/44	10	11,363
General Electric Capital Corp.:
6.75%, 3/15/32	75	105,754
5.88%, 1/14/38	40	53,034
6.88%, 1/10/39	40	59,256
JPMorgan Chase & Co.:
6.40%, 5/15/38	35	48,201
5.60%, 7/15/41	10	12,847
5.63%, 8/16/43	40	48,622

		597,938

Diversified Telecommunication Services — 4.1%
AT&T, Inc.:
6.30%, 1/15/38	55	69,115
5.35%, 9/01/40	35	39,230
5.55%, 8/15/41	20	23,044
Orange SA, 5.38%, 1/13/42	10	12,197
Telefonica Emisiones SAU, 7.05%, 6/20/36	20	27,850
Verizon Communications, Inc.:
6.40%, 9/15/33	105	135,812
6.55%, 9/15/43	100	135,084

BLACKROCK CORI FUNDS	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund
(Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value

Diversified Telecommunication Services (concluded)
Verizon Communications, Inc. (concluded):
4.86%, 8/21/46 (a)	$100	$109,734

		552,066

Electric Utilities — 2.6%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	50	67,631
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	15	19,576
Duke Energy Florida, Inc., 6.40%, 6/15/38	45	66,778
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	25,230
Georgia Power Co., 4.30%, 3/15/42	35	40,241
MidAmerican Energy Holdings Co., 6.50%, 9/15/37	10	14,061
Pacific Gas & Electric Co., 6.05%, 3/01/34	45	60,828
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	28,148
Virginia Electric & Power Co., 8.88%, 11/15/38	20	35,164

		357,657

Energy Equipment & Services — 0.9%
Enterprise Products Operating LLC, 5.70%, 2/15/42	25	30,906
Halliburton Co., 7.45%, 9/15/39	25	36,364
TransCanada PipeLines Ltd., 7.63%, 1/15/39	25	36,353
Williams Partners LP, 6.30%, 4/15/40	15	16,945

		120,568

Food & Staples Retailing — 0.2%
CVS Caremark Corp., 6.13%, 9/15/39	20	27,468

Food Products — 0.9%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	23,489
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,492
Kraft Foods Group, Inc.:
6.88%, 1/26/39	10	12,602
5.00%, 6/04/42	30	33,901

Corporate Bonds	Par (000)	Value

Food Products (concluded)
Mondelez International, Inc., 6.50%, 2/09/40	$30	$41,107

		124,591

Health Care Equipment & Supplies — 0.4%
Covidien International Finance SA, 6.55%, 10/15/37	10	14,477
Express Scripts Holding Co., 6.13%, 11/15/41	20	26,484
Medtronic, Inc., 4.63%, 3/15/44	10	11,555

		52,516

Health Care Providers & Services — 0.7%
Aetna, Inc., 6.63%, 6/15/36	10	14,097
UnitedHealth Group, Inc., 6.88%, 2/15/38	30	44,461
WellPoint, Inc., 5.10%, 1/15/44	30	35,886

		94,444

Hotels, Restaurants & Leisure — 0.2%
McDonald's Corp., 6.30%, 10/15/37	20	27,090

Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	25	38,043

Insurance — 1.3%
The Allstate Corp., 4.50%, 6/15/43	20	23,919
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	12,226
AXA SA, 8.60%, 12/15/30	15	20,437
MetLife, Inc., 4.88%, 11/13/43	45	54,037
Prudential Financial, Inc., 6.63%, 12/01/37	30	41,738
The Travelers Cos., Inc., 4.60%, 8/01/43	20	24,169

		176,526

Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	25	25,768

Media — 4.3%
21st Century Fox America, Inc., 6.40%, 12/15/35	70	95,122
CBS Corp., 4.60%, 1/15/45	5	5,236
Comcast Corp.:
4.25%, 1/15/33	35	39,245
6.45%, 3/15/37	50	70,256
4.65%, 7/15/42	35	40,998
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	10	12,483
5.15%, 3/15/42	20	21,692

BLACKROCK CORI FUNDS	JANUARY 31, 2015	2

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund
(Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value

Media (concluded)
Discovery Communications LLC:
6.35%, 6/01/40	$10	$12,768
4.88%, 4/01/43	15	16,385
NBCUniversal Media LLC, 5.95%, 4/01/41	40	54,787
Time Warner Cable, Inc.:
6.55%, 5/01/37	30	39,418
6.75%, 6/15/39	10	13,444
Time Warner, Inc.:
7.63%, 4/15/31	45	65,152
5.35%, 12/15/43	50	60,079
Viacom, Inc., 4.38%, 3/15/43	20	19,430
The Walt Disney Co., 4.13%, 6/01/44	15	17,051

		583,546

Metals & Mining — 1.4%
Barrick Gold Corp., 5.25%, 4/01/42	10	9,906
Barrick North America Finance LLC, 5.75%, 5/01/43	20	21,337
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	5	5,127
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	30	35,170
Newmont Mining Corp., 6.25%, 10/01/39	15	15,796
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	25	29,102
Southern Copper Corp., 5.25%, 11/08/42	25	22,500
Vale Overseas Ltd.:
6.88%, 11/21/36	15	14,716
6.88%, 11/10/39	45	44,185

		197,839

Multiline Retail — 0.4%
Target Corp., 4.00%, 7/01/42	45	48,400

Oil, Gas & Consumable Fuels — 2.2%
Canadian Natural Resources Ltd., 6.25%, 3/15/38	20	22,526
ConocoPhillips, 6.50%, 2/01/39	30	41,353
ConocoPhillips Holding Co., 6.95%, 4/15/29	30	41,441
Devon Financing Corp. LLC, 7.88%, 9/30/31	25	35,492
Encana Corp., 6.50%, 2/01/38	25	27,222
Hess Corp., 5.60%, 2/15/41	30	32,578
ONEOK Partners LP, 6.85%, 10/15/37	10	11,515
Phillips 66, 5.88%, 5/01/42	15	17,806
Suncor Energy, Inc., 6.50%, 6/15/38	45	58,426

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Valero Energy Corp., 6.63%, 6/15/37	$10	$12,087

		300,446

Pharmaceuticals — 2.1%
Abbott Laboratories, 5.30%, 5/27/40	10	13,155
AbbVie, Inc., 4.40%, 11/06/42	20	21,827
AstraZeneca PLC, 6.45%, 9/15/37	25	35,107
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	35	48,736
Merck & Co., Inc.:
2.80%, 5/18/23	50	51,458
4.15%, 5/18/43	25	28,435
Pfizer, Inc., 7.20%, 3/15/39	45	69,346
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	13,034

		281,098

Road & Rail — 0.4%
CSX Corp., 6.22%, 4/30/40	10	13,884
Norfolk Southern Corp., 4.84%, 10/01/41	35	42,273

		56,157

Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp., 4.80%, 10/01/41	35	40,796

Software — 0.4%
Oracle Corp., 5.38%, 7/15/40	45	56,961

Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	25	34,017

Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	10	11,816

Tobacco — 0.6%
Altria Group, Inc., 5.38%, 1/31/44	25	30,134
Philip Morris International, Inc.:
4.88%, 11/15/43	40	47,440
4.25%, 11/10/44	10	10,815

		88,389

Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 6.38%, 3/01/35	30	38,546
Vodafone Group PLC, 6.15%, 2/27/37	40	51,042

		89,588

Total Corporate Bonds — 35.6%		4,849,089

BLACKROCK CORI FUNDS	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund
(Percentages shown are based on Net Assets)
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
5.50%, 8/15/28	$50	$71,199
6.25%, 5/15/30	10	15,615
4.75%, 2/15/37	60	88,533
4.38%, 2/15/38	130	182,691
4.50%, 5/15/38	220	314,686
3.50%, 2/15/39	155	192,660
4.25%, 5/15/39	150	208,137
4.38%, 11/15/39	70	99,138
4.38%, 5/15/41	30	43,221
2.75%, 11/15/42	50	55,102
3.63%, 8/15/43	130	168,157
3.75%, 11/15/43	100	132,187
3.63%, 2/15/44	130	168,269
3.38%, 5/15/44	100	124,195
3.13%, 8/15/44	45	53,402
3.00%, 11/15/44	105	121,833
U.S. Treasury Principal STRIPS, 0.00%, 2/15/43 (b)	12,365	6,422,084

Total U.S. Treasury Obligations — 62.1%		8,461,109

Total Long-Term Investments (Cost — $10,312,151) — 97.7%		13,310,198

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (c)(d)	272,393	$272,393

Total Short-Term Securities (Cost — $272,393) — 2.0%		272,393

Total Investments (Cost — $10,584,544*) — 99.7%		13,582,591
Other Assets Less Liabilities — 0.3%		38,910

Net Assets — 100.0%		$13,621,501

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$10,586,038

Gross unrealized appreciation		$3,005,194
Gross unrealized depreciation		(8,641)

Net unrealized appreciation		$2,996,553

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Zero-coupon bond.
(c)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at January 31, 2015	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	127,896	144,497	272,393	$24

(d)	Represents the current yield as of report date.

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

BLACKROCK CORI FUNDS	JANUARY 31, 2015	4

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	March 2015	$151,281	$10,596

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Investments:
Long Term Investments	—	$13,310,198	—	$13,310,198
Short-Term Securities	$272,393	—	—	272,393
Total	$272,393	$13,310,198	—	$13,582,591

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$10,596	—	—	$10,596

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CORI FUNDS	JANUARY 31, 2015	5

Schedule of Investments (concluded)	BlackRock CoRI 2023 Fund

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, cash pledged for financial futures contracts of $8,000 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK CORI FUNDS	JANUARY 31, 2015	6

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock CoRI Funds

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock CoRI Funds

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock CoRI Funds

Date: March 25, 2015

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock CoRI Funds

Date: March 25, 2015